UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York              May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $378,681
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                            Name
--------------------                            ----
28-10548                                        SLS Offshore Fund, Ltd.

                        FORM 13F INFORMATION TABLE





COL 1                        COL 2            COL 3       COL 4      COL 5                 COL 6         COL 7       COL 8

                                                         Market
Name                          Title           CUSIP      Value   Shrs/     Sh/ Put/ Investmt   Investmt  Other    Voting Authority
of Security                   of Class        Number     (x000)  Prn Amt   Prn Call Discretn   Discretn  Mgrs   SOLE    SHARED  NONE
-----------                   --------        ------     ------  -------   --- ---- --------   --------  ----   ----    ------  ----
                                                                                    SOLE       SHARED
Penney J C Inc                COM             708160106  23,403    672,900 SH         555,288    117,612 NONE    555,288  117,612
Aetna Inc New                 COM             00817Y108  22,044    245,699 SH         202,754     42,945         202,754   42,945
Janus Cap Group Inc           COM             47102X105  20,822  1,271,169 SH       1,055,207    215,962       1,055,207  215,962
Bank Of America Corporation   COM             060505104  19,435    240,000 SH         199,224     40,776         199,224   40,776
Allmerica Finl Corp.          COM             019754100  17,436    504,662 SH         418,924     85,738         418,924   85,738
Pep Boys Manny Moe & Jack     COM             713278109  17,388    626,600 SH         529,300     97,300         529,300   97,300
Assurant Inc                  COM             04621X108  16,295    647,900 SH         537,827    110,073         537,827  110,073
Sovereign Bancorp Inc         COM             845905108  13,394    625,300 SH         519,065    106,235         519,065  106,235
Oxford Health Plans Inc       COM             691471106  13,146    269,100 SH         222,065     47,035         222,065   47,035
Readers Digest Assn Inc       COM             755267101  12,884    915,087 SH         759,621    155,466         759,621  155,466
Countrywide Financial Corp    COM             222372104  12,697    132,399 SH         109,311     23,088         109,311   23,088
Cablevision Sys Corp          CL A NY CABLVS  12686C109  12,380    541,100 SH         449,172     91,928         449,172   91,928
Louisiana Pac Corp            COM             546347105  12,012    465,600 SH         386,498     79,102         386,498   79,102
IDT Corp                      CL B            448947309  11,709    581,100 SH         482,376     98,724         482,376   98,724
Liberty Media Corp New        COM SER A       530718105  11,512  1,051,300 SH         867,530    183,770         867,530  183,770
Hollinger Intl Inc            CL A            435569108  10,747    542,800 SH         450,581     92,219         450,581   92,219
Sprint Corp                   PCS COM SER 1   852061506   9,949  1,081,456 SH         898,244    183,212         898,244  183,212
Wyeth                         COM             983024100   9,917    264,100 SH         217,911     46,189         217,911   46,189
Caesars Entmt Inc             COM             127687101   9,650    740,000 SH         614,283    125,717         614,283  125,717
Instinet Group Inc            COM             457750107   8,815  1,250,400 SH       1,037,967    212,433       1,037,967  212,433
Georgia Pac Corp              COM             373298108   8,308    246,600 SH         203,453     43,147         203,453   43,147
Alliance Gaming Corp          COM NEW         01859P609   8,232    256,200 SH         215,916     40,284         215,916   40,284
MI Devs Inc                   CL A SUB VTG    55304X104   7,521    268,600 SH         222,966     45,634         222,966   45,634
Multimedia Games Inc          COM             625453105   7,348    297,000 SH         246,544     50,456         246,544   50,456
Medis Technologies Ltd        COM             58500P107   6,620    500,000 SH         500,000          0         500,000        0
Grey Global Group Inc.        COM             39787M108   6,183      8,980 SH           7,384      1,596           7,384    1,596
North Fork Bancorporation NY  COM             659424105   6,174    145,900 SH         121,114     24,786         121,114   24,786
Packaging Corp Amer           COM             695156109   5,792    256,758 SH         211,851     44,907         211,851   44,907
Silicon Graphics Inc          COM             827056102   5,646  2,223,000 SH       1,845,332    377,668       1,845,332  377,668
Greenpoint Finl Corp          COM             395384100   5,560    127,200 SH         105,590     21,610         105,590   21,610
Affordable Residential Cmtys  COM             008273104   4,911    265,443 SH         219,068     46,375         219,068   46,375
Williams Cos Inc Del          COM             969457100   4,574    478,000 SH         394,342     83,658         394,342   83,658
Rewards Network Inc           COM             761557107   4,193    419,300 SH         345,981     73,319         345,981   73,319
Sprint Corp                   COM FON GROUP   852061100   3,594    195,000 SH         161,872     33,128         161,872   33,128
Stillwater Mng Co             COM             86074Q102   3,140    200,000 SH         166,022     33,978         166,022   33,978
Winnebago Inds Inc            COM             974637100   2,824     90,600 SH          75,208     15,392          75,208   15,392
Intergraph Corp               COM             458683109   2,426    100,000 SH          83,011     16,989          83,011   16,989
                                                        378,681


02740.0001 #485747